OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	£ 5,789
Exchange and other adjustments	135
Provisions applied	(3,799)
Charge for the year	1,422
Ending Balance	3,547
Previously stated [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	5,546
Ending Balance
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	243
Ending Balance
Provision for credit commitments [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	273
Exchange and other adjustments	(7)
Charge for the year	(73)
Ending Balance	193
Provision for credit commitments [member] | Previously stated [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	30
Ending Balance
Provision for credit commitments [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	243
Ending Balance
Payment Protection Insurance [Member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Exchange and other adjustments	100
Provisions applied	(2,104)
Charge for the year	750
Ending Balance	1,524
Payment Protection Insurance [Member] | Previously stated [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	2,778
Ending Balance
Other regulatory provisions [Member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	1,292
Exchange and other adjustments	1
Provisions applied	(1,032)
Charge for the year	600
Ending Balance	861
Other regulatory provisions [Member] | Previously stated [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	1,292
Ending Balance
Vacant leasehold property [Member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Provisions applied	(44)
Charge for the year	50
Ending Balance	62
Vacant leasehold property [Member] | Previously stated [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	56
Ending Balance
Miscellaneous other provisions [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Exchange and other adjustments	41
Provisions applied	(619)
Charge for the year	95
Ending Balance	907
Miscellaneous other provisions [member] | Previously stated [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	£ 1,390
Ending Balance